STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	12 Months Ended
Jun. 30, 2015
Equity [Abstract]
Schedule of fair value of stock options granted

The fair value of stock options granted were estimated on their respective grant dates using the Black-Scholes-Merton option pricing model and the following assumptions for the year ended June 30, 2015, the six months ended June 30, 2014 and the year ended December 31, 2013:

	Year ended June 30, 2015	Six Months ended June 30, 2014	Year ended December 31, 2013

Risk free interest rate	0.9% - 1.8%	0.8% - 1.7%	1.0% - 1.4%
Expected term	3 - 6 years	3 - 6 years	6 years
Expected volatility	44.2% - 52.1%	44.5% - 44.9%	45.1% - 45.5%
Dividend yield	—	—	—

Schedule of the status of the options granted

A summary of the status of the options granted is as follows:

	Shares	Weighted- Average Exercise Price	Average Remaining Contractual Term (Years)
Outstanding – December 31, 2012	3,834,204	$1.48
Granted	2,170,540	$1.50
Forfeited or expired	(30,000)	$1.45
Outstanding – December 31, 2013	5,974,744	$1.47	6.6
Granted	161,000	$2.00
Forfeited or expired	(47,666)	$1.46
Outstanding – June 30, 2014	6,088,078	$1.48	6.3
Granted	570,000	$2.00
Exercised	(876,667)	$1.00
Forfeited or expired	(214,584)	$1.74
Outstanding – June 30, 2015	5,566,827	$1.53	6.0
Exercisable:
June 30, 2014	4,639,173	$1.46	5.4
June 30, 2015	4,774,101	$1.52	5.6

Schedule of the status of the Company's nonvested options and changes

A summary of the status of the Company’s nonvested options and changes are presented below:

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested - December 31, 2012	600,295	$0.68
Granted	2,170,540	$0.82
Vested	(1,107,139)	$1.00
Nonvested - December 31, 2013	1,663,696	$0.65
Granted	161,000	$0.60
Forfeited or expired	(15,826)	$0.55
Vested	(359,965)	$0.59
Nonvested – June 30, 2014	1,448,905	$0.67
Granted	570,000	$0.59
Vested	(1,122,984)	$0.61
Forfeited or expired	(103,195)	$0.62
Nonvested – June 30, 2015	792,726	$0.71

Schedule of fair value of warrants granted

The fair value of warrants granted were estimated on their respective grant dates using the Black-Scholes-Merton option pricing model and the following assumptions for the year ended June 30, 2015, the six months ended June 30, 2014, and the year ended December 31, 2013:

	Year ended June 30, 2015	Six Months ended June 30, 2014	Year ended December 31, 2013
Risk free interest rate	1.8%	1.8%	1.5%
Expected term	5 years	5 years	7 years
Expected volatility	52.9%	44.9%	45.3%
Dividend yield	—	—	—

Schedule of the status of all warrants granted

A summary of the status of all warrants granted is as follows:

	Shares	Weighted- Average Exercise Price	Average Remaining Contractual Term (Years)
Outstanding – December 31, 2012	6,417,311	$2.13
Granted	1,200,000	$0.98
Forfeited	(356,944)	$1.50
Outstanding – December 31, 2013	7,260,367	$1.97	3.0
Granted	6,219,145	$1.52
Forfeited	(520,710)	$3.25
Outstanding – June 30, 2014	12,958,802	$1.73	3.8
Granted	321,305	$1.60
Forfeited	(1,507,480)	$3.97
Outstanding – June 30, 2015	11,772,627	$1.44	3.2
Exercisable:
June 30, 2014	8,990,470	$1.73	3.4
June 30, 2015	8,147,627	$1.41	2.9

Schedule of the status of the Company's nonvested warrants granted

A summary of the status of the Company’s nonvested warrants granted in exchange for services or under compensation arrangements is presented below:

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested - December 31, 2012	1,022,221	$0.56
Granted	1,200,000	$0.98
Forfeited	(356,944)	$0.57
Vested	(1,240,277)	$0.55
Nonvested - December 31, 2013	625,000	$0.59
Granted	6,219,145	$0.72
Vested	(2,875,813)	$0.70
Nonvested – June 30, 2014	3,968,332	$0.71
Granted	321,305	$1.07
Forfeited	(10,000)	$0.58
Vested	(654,637)	$0.56
Nonvested – June 30, 2015	3,625,000	$0.72